Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserve	Accumulated Deficit	Accumulated Other comprehensive loss	Non- controlling interests	Total
Balance at Jun. 30, 2023		$ 1,002	$ 924	$ 116,398,052	$ 1,117,828	$ (24,343,274)	$ (4,461,572)	$ 343,361	$ 89,056,321
Balance (in Shares) at Jun. 30, 2023	[1]	10,019,844	9,235,580
Net income (loss)						(81,854,633)		(1,229,446)	(83,084,079)
Share-based compensation				16,693,135					16,693,135
Conversion of Class B Ordinary Shares into Class A Ordinary Shares		$ 328	$ (328)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares (in Shares)	[1]	3,277,890	(3,277,890)
Non-controlling interests arising from acquisition of subsidiaries								(6,133)	(6,133)
Foreign currency translation adjustments							1,752,627		1,752,627
Balance as of at Jun. 30, 2024		$ 1,330	$ 596	133,091,187	1,117,828	(106,197,907)	(2,708,945)	(892,218)	24,411,871
Balance as of (in Shares) at Jun. 30, 2024	[1]	13,297,734	5,957,690
Net income (loss)						646,773		(56,343)	590,430
Share-based compensation				409,132					409,132
Foreign currency translation adjustments							(126,846)		(126,846)
Balance as of at Dec. 31, 2024		$ 1,330	$ 596	$ 133,500,319	$ 1,117,828	$ (105,551,134)	$ (2,835,791)	$ (948,561)	$ 25,284,587
Balance as of (in Shares) at Dec. 31, 2024	[1]	13,297,734	5,957,690

[1]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024 and change in capital structure on September 27, 2024.